DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	ekuo6xa*
FILER
PERIOD		03/31/2012
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	May 10, 2012
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Goldman Sachs Grp Inc                           38144x500     1148    45900 SH       Sole                                      45900
3M Company                     COM              88579Y101      798     8950 SH       Sole                                       8950
A T & T Corp                   COM              00206R102    16276   521160 SH       Sole                                     521160
Abbott Laboratories            COM              002824100    17813   290642 SH       Sole                                     290642
Agrium Inc                     COM              008916108    12066   139707 SH       Sole                                     139707
Alexco Resource Corp           COM              01535P106     1307   187260 SH       Sole                                     187260
Allied Nevada Gold Corp        COM              019344100    20550   631737 SH       Sole                                     631737
American Electric Power Inc    COM              025537101     9439   244665 SH       Sole                                     244665
Amerigas Partners Inc          COM              030975106     9677   238811 SH       Sole                                     238811
Anadarko Petroleum Corp        COM              032511107    33308   425172 SH       Sole                                     425172
Apache Corp                    COM              037411105    15558   154899 SH       Sole                                     154899
Ashland Inc                    COM              044209104    12809   209770 SH       Sole                                     209770
Bristol Myers Squibb Co        COM              110122108    21955   650530 SH       Sole                                     650530
Canadian National Railroad     COM              136375102      892    11230 SH       Sole                                      11230
Caterpillar Inc                COM              149123101     7365    69145 SH       Sole                                      69145
CBS Corp Class B               COM              124857202     8769   258610 SH       Sole                                     258610
Chevron Texaco Corp            COM              166764100     2277    21243 SH       Sole                                      21243
Cliffs Natural Resources Corp  COM              18683K101    32125   463837 SH       Sole                                     463837
Colgate-Palmolive Co           COM              194162103     4570    46740 SH       Sole                                      46740
Con Edison Co Of NY            COM              209115104     9665   165435 SH       Sole                                     165435
Crown Cork & Seal Co Inc       COM              228368106      331     9000 SH       Sole                                       9000
CSX Corp                       COM              126408103     9380   435895 SH       Sole                                     435895
Deere & Co                     COM              244199105    12540   155010 SH       Sole                                     155010
Devon Energy Corp              COM              25179M103    18274   256945 SH       Sole                                     256945
Diageo Corp                    COM              25243Q205     1668    17284 SH       Sole                                      17284
Duke Energy Corp               COM              26441C105    16427   781886 SH       Sole                                     781886
Eaton Corp                     COM              278058102    17299   347153 SH       Sole                                     347153
Enterprise Products Partners L COM              293792107    35029   694048 SH       Sole                                     694048
Equinix Inc                    COM              29444u502     9478    60194 SH       Sole                                      60194
Exxon Mobil Corp               COM              30231G102     2291    26420 SH       Sole                                      26420
Freeport McMoran Copper & Gold COM              35671D857     8925   234625 SH       Sole                                     234625
General Dynamics Corp          COM              369550108     5027    68507 SH       Sole                                      68507
General Electric Co            COM              369604103    10908   543493 SH       Sole                                     543493
General Mills Inc              COM              370334104     9028   228850 SH       Sole                                     228850
Goldcorp Inc.                  COM              380956409     2900    64350 SH       Sole                                      64350
H J Heinz Co                   COM              423074103     8886   165931 SH       Sole                                     165931
Hess Corp                      COM              42809H107    16655   282533 SH       Sole                                     282533
Hugoton Royalty Trust          COM              444717102     2026   137978 SH       Sole                                     137978
Integrys Energy Group Inc      COM              45822p105     1345    25385 SH       Sole                                      25385
Intl Business Machines Corp    COM              459200101     2358    11299 SH       Sole                                      11299
ITT Industries Inc             COM              450911201    22560   983437 SH       Sole                                     983437
Johnson & Johnson              COM              478160104      885    13424 SH       Sole                                      13424
Kinder Morgan Energy Partners  COM              494550106     4974    60110 SH       Sole                                      60110
Kinder Morgan Inc              COM              49456B101    23322   603425 SH       Sole                                     603425
Linn Energy LLC                COM              536020100    21541   564630 SH       Sole                                     564630
Merck & Co Inc                 COM              58933y105     6067   158000 SH       Sole                                     158000
Mesabi Trust                   COM              590672101      706    23050 SH       Sole                                      23050
Molycorp Inc                   COM              608753109    29610   875269 SH       Sole                                     875269
New Gold Inc                   COM              644535106    28833  2918270 SH       Sole                                    2918270
Newmont Mining Corp            COM              651639106      472     9215 SH       Sole                                       9215
Norfolk & Southern Corp        COM              655844108     8393   127499 SH       Sole                                     127499
Northrop Grumman Corp          COM              666807102     9350   153080 SH       Sole                                     153080
Novartis AG-Sponsored ADR      COM              66987V109     6589   118918 SH       Sole                                     118918
Occidental Petroleum Corp      COM              674599105     3281    34454 SH       Sole                                      34454
Pepsico Inc                    COM              713448108     4532    68306 SH       Sole                                      68306
Permian Basin Royalty Trust    COM              714236106     8233   360010 SH       Sole                                     360010
RIO Tinto PLC                  COM              767204100      306     5500 SH       Sole                                       5500
San Juan Basin Royalty Tr      COM              798241105      532    27450 SH       Sole                                      27450
Silver Wheaton Corp            COM              828336107     6659   200567 SH       Sole                                     200567
South Jersey Industries        COM              838518108      428     8550 SH       Sole                                       8550
Southern Co                    COM              842587107     6324   140750 SH       Sole                                     140750
Spectra Energy Corp            COM              847560109      430    13615 SH       Sole                                      13615
Street Tracks Gold Trust       COM              78463v107    19834   122340 SH       Sole                                     122340
Teekay Offshore Partners L.P.  COM              y8565j101     7272   251530 SH       Sole                                     251530
Union Pacific Corp             COM              907818108     5249    48840 SH       Sole                                      48840
United Technologies            COM              913017109      383     4615 SH       Sole                                       4615
USX-U S Steel Group            COM              912909108     5484   186735 SH       Sole                                     186735
Weingarten Realty SBI          COM              948741103     1187    44925 SH       Sole                                      44925
Xcel Energy Inc                COM              98389B100     4258   160870 SH       Sole                                     160870
Xylem Inc                      COM              98419m100      263     9475 SH       Sole                                       9475
Yukon Nevada Gold Corp         COM              98849q101     2629  8104600 SH       Sole                                    8104600